SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of this, unaudited condensed consolidated financial statements, and does not identify any events with material financial impact on the Company’s unaudited condensed consolidated financial statements.

20. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of this consolidated financial statements, and does not identify any events with material financial impact on the Company’s consolidated financial statements.